SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.                                     SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents.  Cash consists of deposits with financial institutions. We consider all short-term, highly liquid investments and investments in money market funds and commercial paper with remaining maturities of less than three months at the time of purchase to be cash equivalents. While our cash and cash equivalents are on deposit with high-quality institutions, such deposits exceed Federal Deposit Insurance Corporation insured limits.

Allowance for Doubtful Accounts.  We make estimates of the collectability of accounts receivable. Management analyzes accounts receivable historical collection rates and bad debts write-offs, customer concentrations, customer credit-worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts.

Sales Returns and Allowances.  We make estimates of the amount of sales returns and allowances that will eventually be incurred. Management analyzes sales programs that are in effect, contractual arrangements, market acceptance and historical trends when evaluating the adequacy of sales returns and allowance accounts. We estimate contractual discounts and allowances for reimbursement amounts from our third party payor customers based on negotiated contracts and historical experience.

Inventories.  We state our inventories at the lower of cost or market. We use standard cost methodology to determine cost basis for our inventories. This methodology approximates actual cost on a first-in, first-out basis. We establish reserves for slow moving and excess inventory, product obsolescence, shrinkage and other valuation impairments based on future demand and historical experience.

Property and Equipment.  Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets that range from one to 25 years. Leasehold improvements and equipment under capital leases are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. We capitalize surgical implant instruments that we provide to surgeons, free of charge, for use while implanting our products and the related depreciation expense is recorded as a component of selling, general and administrative expense. We also capitalize electrotherapy devices that we rent to patients and record the related depreciation expense in cost of sales.

Software Developed For Internal Use.  Software is stated at cost less accumulated amortization and is amortized on a straight-line basis over estimated useful lives ranging from three to ten years. We capitalize costs of internally developed software during the development stage, including external consulting costs, cost of software licenses, and internal payroll and payroll-related costs for employees who are directly associated with a software project. Software assets are reviewed for impairment when events or circumstances indicate that the carrying value may not be recoverable. Upgrades and enhancements are capitalized if they result in added functionality. In 2008, we began implementing a new ERP system. As of December 31, 2010 and 2009, we have $23.5 million and $11.7 million, respectively, of unamortized internally developed software costs included within software and construction in progress in property and equipment in our consolidated balance sheets.

Intangible Assets.  Our primary intangible assets are goodwill, customer relationships, trademarks and trade names. Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired in business combinations. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. Intangible assets with definite lives are amortized over their respective estimated useful lives and reviewed for impairment when circumstances warrant. Our identifiable intangible assets subject to amortization include customer relationships, patents, distributor rights, intellectual property and non-compete agreements, and are being amortized using the straight-line method over their remaining weighted average useful lives of ten years for technology-based assets, and nine years for customer-based assets. Our trademarks and trade names have indefinite useful lives and are not subject to amortization.

Impairment of Property and Equipment and Intangible Assets.  We review the carrying amounts of our property and equipment and intangible assets (other than goodwill) for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Such events or changes in circumstance may include, among other items, (i) an expectation of a sale or disposal of a long-lived asset or asset group, (ii) adverse changes in market or competitive conditions, (iii) an adverse change in legal factors or business climate in the markets in which we operate and (iv) operating or cash flow losses. For purposes of impairment testing, long-lived assets are grouped at the lowest level for which cash flows are largely independent of other assets and liabilities, which is generally at or below the reporting unit level. If the carrying amount of the asset or asset group is greater than the expected undiscounted cash flows to be generated by such asset or asset group, an impairment adjustment is recognized. Such adjustment is measured by the amount that the carrying value of such asset or asset group exceeds its fair value. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value less costs to sell.

We evaluate goodwill for impairment at least annually on the first day of the fourth quarter, or whenever other facts and circumstances indicate that the carrying amounts of goodwill and indefinite-lived intangible assets may not be recoverable. The goodwill impairment test is a two-step process. The first step of the test compares the fair values of our reporting units to their respective carrying amounts. A reporting unit is an operating segment or one level below an operating segment. In most cases, our operating segments are deemed to be a reporting unit either because the operating segment is comprised of only a single component, or the components below the operating segment are aggregated as they have similar economic characteristics. If the fair value of the reporting unit is less than the carrying value, the second step of the test compares the implied fair value of goodwill to the carrying amount. If the carrying value of a reporting unit were to exceed its fair value, any excess of the carrying amount over the fair value would be charged to operations as an impairment loss.

We estimated the fair values of our reporting units using both the income approach valuation methodology, which includes the discounted cash flow method, and the market approach valuation methodology, which includes the use of market multiples. Discounted cash flows for each reporting unit were determined using discrete financial forecasts developed by management for planning purposes. The forecasts required significant judgment with respect to sales, gross margin, selling, general and administrative expenses, EBITDA, capital expenditures and the application of appropriate terminal growth rate and discount rate assumptions. We estimated cash flows beyond the discrete forecasts period by applying a terminal value calculation, which incorporated historical and forecasted financial trends for each reporting unit and considered long-term earnings growth rates for publicly traded peer companies. We discounted future cash flows to present value at discount rates ranging from 10.0% to 11.8%, and terminal value growth rates of 3.0%. We also considered publicly available information regarding comparable market capitalizations in assessing the reasonableness of the estimated fair values of our reporting units determined using the discounted cash flow methodology.

Our forecasts of future operating results used in the discounted cash flow method of valuation included certain plans and intentions of management with respect to contributions from the launch of new products and strategic partnerships. While our 2010 annual goodwill impairment test did not indicate any impairment, the excess of the fair value over the carrying value of our Surgical Implant Segment has declined from our previous year evaluation, and minor changes in assumptions used in our assessment could have resulted in an impairment charge in the current year. If the profitability of our Surgical Implant Segment continues to decline, or management is unable to increase profitability through planned strategic partnerships, we may determine that the carrying value of this reporting unit exceeds its fair value, in which case any excess of the carrying value over the fair value would be charged to operations as an impairment loss.

We test our indefinite lived intangible assets for impairment by comparing the estimated fair value of the intangible assets with the carrying amounts. To determine the estimated fair values we applied the relief from royalty (RFR) method. Under the RFR method, the estimated value of the trade name is determined by calculating the present value of the after-tax cost savings associated with owning an asset and therefore not being required to pay royalties for its use. Significant judgments inherent in this analysis include estimating future cash flows and determining appropriate terminal growth rate and discount rate assumptions. We based our discount rate assumptions on an assessment of the risk inherent in the projected future cash generated by the respective intangible assets. Also subject to judgment are assumptions about royalty rates, which were based on the estimated rates at which similar brands and trademarks are being licensed in the marketplace. There were no impairments of indefinite-lived intangible assets in 2010. See Note 9 for information regarding impairment charges related to our indefinite-lived intangible assets which have been included in our results of operations for the years ended December 31, 2009 and 2008.

The estimates we have used are consistent with the plans and estimates that we use to manage our business, however, it is possible that our plans may change and estimates used may prove to be inaccurate. If our actual results, or the plans and estimates used in future impairment analyses, are lower than the original estimates used to assess the recoverability of these assets, we could incur significant impairment charges.

Warranty Costs.  We provide expressed warranties on certain products for periods typically ranging from one to three years. We estimate our warranty obligations at the time of sale based upon historical experience and known product issues, if any. A summary of the activity in our warranty reserves is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance, beginning of year	$1,936	$1,761	$1,720
Amount charged to expense for estimated warranty costs	1,283	952	1,258
Deductions for actual costs incurred	(997)	(777)	(1,217)
Balance, end of year	$2,222	$1,936	$1,761

Self Insurance.  We are partially self insured for certain employee health benefits and product liability claims. Accruals for losses are provided based upon claims experience and actuarial assumptions, including provisions for incurred but not reported losses.

Revenue Recognition.  Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists; (ii) shipment of goods and passage of title; (iii) the selling price is fixed or determinable; and (iv) collectibility is reasonably assured. We reduce revenue by estimates of potential future product returns and other allowances. Revenues are also reduced by rebates related to sales transacted through distribution agreements that provide the distributors with a right to return inventory or take certain pricing adjustments based on sales mix or volume. Provisions for product returns and other allowances are recorded as a reduction to revenue in the period sales are recognized.

Advertising Costs.  We expense advertising costs as they are incurred. For the years ended December 31, 2010, 2009 and 2008, advertising costs were $10.4 million, $5.4 million, and $7.0 million, respectively.

Shipping and Handling Expenses.  Shipping and handling expenses are included within cost of sales in our consolidated statements of operations.

Stock Based Compensation.  We maintain a stock option plan under which stock options have been granted to both employees and non-employees. All share based payments to employees are recognized in the financial statements based on their grant date fair values and our estimates of forfeitures. We amortize stock-based compensation for service-based awards granted on a straight-line basis over the requisite service (vesting) period for the entire award. Other awards vest upon the achievement of certain pre-determined performance targets, and compensation expense is recognized to the extent the achievement of the performance targets is deemed probable.

Income Taxes.  Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized and measured using enacted tax rates in effect for each taxing jurisdiction in which we operate for the year in which those temporary differences are expected to be recognized. Net deferred tax assets are then reduced by a valuation allowance if we believe it more-likely-than-not such net deferred tax assets will not be realized.

Foreign Currency Translation and Transactions.  The reporting currency of DJOFL is the U.S. Dollar. Assets and liabilities of foreign subsidiaries (including intercompany balances for which settlement is not anticipated in the foreseeable future) are translated at the spot rate in effect at the applicable reporting date, and our consolidated statement of operations is translated at the average exchange rates in effect during the applicable period. The resulting unrealized cumulative translation adjustment, net of applicable income taxes, is recorded as a component of accumulated other comprehensive income (loss) in our consolidated statement of equity. Cash flows from our operations in foreign countries are translated at the average rate for the applicable period. The effect of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Changes in exchange rates with respect to amounts recorded in our consolidated balance sheets related to such transactions result in transaction gains and losses that are reflected in our consolidated statements of operations as either unrealized (based on the applicable period end translation) or realized (upon settlement of the transactions).

Derivative Financial Instruments.  All derivative instruments are recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them.

We make use of debt financing as a source of funds and are therefore exposed to interest rate fluctuations in the normal course of business. Our credit facilities are subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging the interest rates on a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable. We have designated these interest rate swap agreements as cash flow hedges for accounting purposes. Therefore, changes in the fair values of the derivative are recorded in accumulated other comprehensive income (loss) and are subsequently recognized in earnings when the hedged item affects earnings.

We use foreign exchange forward contracts to hedge expense commitments that are denominated in currencies other than the U.S. dollar. The purpose of our foreign currency hedging activities is to fix the dollar value of specific commitments and payments to foreign vendors. Before acquiring a derivative instrument to hedge a specific risk, potential natural hedges are evaluated. While our foreign exchange contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our consolidated statements of operations.

The fair value of our derivative instruments has been determined through the use of models that consider various assumptions, including time value and yield curves, as well as other relevant economic measures, which are inputs that are classified as Level 2 in the valuation hierarchy (see Notes 11 and 12).

Comprehensive Income (Loss).  Comprehensive income (loss) includes net income (loss) as per our consolidated statement of operations and other comprehensive income (loss). Other comprehensive income (loss), which is comprised of unrealized gains and losses on foreign currency translation adjustments and cash flow hedges, net of tax, is included in our consolidated statement of equity as accumulated other comprehensive income (loss).

Concentration of Credit Risk.  We sell the majority of our products in the United States to orthopedic professionals, hospitals, distributors, specialty dealers, insurance companies, managed care companies and certain governmental payors such as Medicare. International sales comprised 25.3%, 25.5%, and 26.6%, of our net sales for the years ended December 31, 2010, 2009 and 2008, respectively. International sales are generated from a diverse group of customers through our wholly owned subsidiaries and certain independent distributors. Credit is extended based on an evaluation of the customer’s financial condition and generally collateral is not required. We provide a reserve for estimated bad debts. Management reviews and revises its estimates for credit losses from time to time and such credit losses have generally been within management’s estimates. In each of the years ended December 31, 2010, 2009 and 2008, we had no individual customer or distributor that accounted for 10% or more of our total annual net sales.

Fair Value of Financial Instruments.  The carrying amounts of our short-term financial instruments, including cash and cash equivalents, accounts receivable and accounts payable, approximate fair values due to their short-term nature. The fair values of our variable rate debt, including borrowings under our Senior Secured Credit Facility, approximate carrying value due to the variable interest rate features on these instruments. See Note 13 for information concerning the fair value of our fixed rate debt.

Reclassifications.  Certain prior year amounts have been reclassified to conform to the current year presentation.